Note 7 - Derivative Liabilities (Details Textual) - USD ($)	3 Months Ended		6 Months Ended		9 Months Ended		12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022	Sep. 30, 2022	Sep. 30, 2021	May 12, 2019	Jun. 28, 2018	Jun. 22, 2017
Unrealized Gain (Loss) on Derivatives	$ 0	$ 0	$ (0)	$ 1,000,000	$ 0	$ 1,000,000	$ 1,000,000	$ 108,944
Derivative Warrant Liability [Member]
Derivative Liability							$ 1,628,113		$ 1,628,113
Fair Value Adjustment of Derivatives		$ 0				$ 1,000,000		$ 108,944
Series F Warrant [Member]
Class of Warrants and Rights, Required Cash Purchase Price (in dollars per share)							$ 36.00				$ 36.00
Unrealized Gain (Loss) on Derivatives							$ 1,000,000
Series G Warrant [Member]
Class of Warrants and Rights, Required Cash Purchase Price (in dollars per share)							$ 22.00			$ 22.00
Series H Warrant [Member]
Class of Warrants and Rights, Required Cash Purchase Price (in dollars per share)							$ 10.66		$ 10.66